Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of Detailed Information about Cash and Cash Equivalents
Cash and cash equivalents are comprised of the following:

	December 31
	2017	2018
Cash................................................................................................................................................	$401.5	$409.1
Cash equivalents.............................................................................................................................	113.7	12.9
	$515.2	$422.0

Disclosure of Risks from Financial Instruments
The local currency amounts have been converted to U.S. dollar equivalents using spot rates at December 31, 2018.

	Canadian dollar	Romanian Leu	Euro	Thai baht	Chinese renminbi
Cash and cash equivalents	$4.1	$0.4	$8.2	$2.3	$16.3
Accounts receivable	1.6	—	42.5	1.7	12.4
Income taxes and value-added taxes receivable	16.5	0.8	13.4	3.3	12.3
Other financial assets	—	0.8	1.7	0.5	0.8
Pension and non-pension post-employment liabilities	(70.6)	—	(0.5)	(13.6)	(1.0)
Income taxes and value-added taxes payable	(0.1)	—	(0.3)	(1.2)	—
Accounts payable and certain accrued and other liabilities and provisions	(52.4)	(12.9)	(45.8)	(18.9)	(27.0)

Net financial assets (liabilities)	$(100.9)	$(10.9)	$19.2	$(25.9)	$13.8

Disclosure of Foreign Currency Risk Analysis
The financial impact of a one-percentage point strengthening or weakening of the following currencies against the U.S. dollar for our financial instruments denominated in such non-functional currencies is summarized in the following table as at December 31, 2018. The financial instruments impacted by a change in exchange rates include our exposures to the above financial assets or liabilities denominated in non-functional currencies and our foreign exchange forward contracts and swaps.

	Canadian dollar	Romanian Leu	Euro	Thai baht	Chinese renminbi
	Increase (decrease)
1% Strengthening
Net earnings	$—	$(0.1)	$(0.1)	$(0.1)	$0.1
Other comprehensive income	1.0	0.4	0.1	0.7	0.6
1% Weakening
Net earnings	—	0.1	0.1	0.1	(0.1)
Other comprehensive income	(1.0)	(0.4)	(0.1)	(0.7)	(0.6)

Disclosure of Fair Value Measurement of Assets
In the table below, we have segregated our financial assets and liabilities that are measured at fair value, based on the inputs used to determine fair value at the measurement date. The three levels within the fair value hierarchy, based on the reliability of inputs, are as follows:

•	level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities;

•	level 2 inputs are inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly (i.e. prices) or indirectly (i.e. derived from prices); and

•	level 3 inputs are inputs for the asset or liability that are not based on observable market data (i.e. unobservable inputs).

	December 31, 2017		December 31, 2018
	Level 1	Level 2	Level 1	Level 2
Assets:
Foreign currency forwards and swaps	$—	$12.9	$—	$2.1

Liabilities:
Interest rate swaps	$—	$—	$—	$(4.4)
Foreign currency forwards and swaps	—	(2.6)	—	(16.3)
	$—	$(2.6)	$—	$(20.7)

Disclosure of Fair Value Measurement of Liabilities
In the table below, we have segregated our financial assets and liabilities that are measured at fair value, based on the inputs used to determine fair value at the measurement date. The three levels within the fair value hierarchy, based on the reliability of inputs, are as follows:

•	level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities;

•	level 2 inputs are inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly (i.e. prices) or indirectly (i.e. derived from prices); and

•	level 3 inputs are inputs for the asset or liability that are not based on observable market data (i.e. unobservable inputs).

	December 31, 2017		December 31, 2018
	Level 1	Level 2	Level 1	Level 2
Assets:
Foreign currency forwards and swaps	$—	$12.9	$—	$2.1

Liabilities:
Interest rate swaps	$—	$—	$—	$(4.4)
Foreign currency forwards and swaps	—	(2.6)	—	(16.3)
	$—	$(2.6)	$—	$(20.7)

Disclosure of Derivatives and Hedging Activities
At December 31, 2018 and 2017, we had foreign exchange forwards and swaps to trade U.S. dollars in exchange for the following currencies:

As at December 31, 2018 Currency	Contract amount of U.S. dollars	Weighted average exchange rate in U.S. dollars	Maximum period in months	Fair value gain/(loss)
Canadian dollar	$210.2	$0.76	12	$(10.3)
Thai baht	81.1	0.03	12	(0.7)
Malaysian ringgit	53.4	0.24	12	(0.8)
Mexican peso	25.6	0.05	12	0.2
British pound	5.3	1.27	4	—
Chinese renminbi	66.8	0.15	12	(1.6)
Euro	35.8	1.17	12	0.3
Romanian leu	40.4	0.25	12	(0.9)
Singapore dollar	22.1	0.74	12	(0.3)
Other	3.5	0.01	1	(0.1)
Total	$544.2			$(14.2)

As at December 31, 2017 Currency	Contract amount of U.S. dollars	Weighted average exchange rate in U.S. dollars	Maximum period in months	Fair value gain/(loss)
Canadian dollar	$204.8	0.80	12	$4.1
Thai baht	79.0	0.03	12	2.2
Malaysian ringgit	48.4	0.23	12	2.6
Mexican peso	29.3	0.05	12	(0.9)
British pound	56.4	1.34	3	(0.5)
Chinese renminbi	71.6	0.15	12	1.5
Euro	28.7	1.19	12	0.1
Romanian leu	28.4	0.25	12	0.6
Singapore dollar	25.0	0.73	12	0.6
Other	4.5			—
Total	$576.1			$10.3